Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 6,891	¥ 6,243	¥ 9,043	¥ 12,480
Post-modification outstanding recorded investment	6,251	5,737	7,927	10,919
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,903	2,488	4,047	5,379
Post-modification outstanding recorded investment	1,389	1,982	3,061	4,151
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4		4	15
Post-modification outstanding recorded investment	1		1	13
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	339	479	691	869
Post-modification outstanding recorded investment	257	360	528	670
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,560	2,009	3,352	4,495
Post-modification outstanding recorded investment	1,131	1,622	2,532	3,468
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4,988	3,755	4,996	7,101
Post-modification outstanding recorded investment	4,862	3,755	4,866	6,768
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment				340
Post-modification outstanding recorded investment				340
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		104		104
Post-modification outstanding recorded investment		104		104
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment				38
Post-modification outstanding recorded investment				38
Corporate borrowers | Commercial, industrial and other companies in Japan | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		38
Post-modification outstanding recorded investment		38
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	4,988	3,613	4,996	6,619
Post-modification outstanding recorded investment	¥ 4,862	¥ 3,613	¥ 4,866	¥ 6,286